Research International Core Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2023 (unaudited)

Common Stocks (98.5%)	Country	Shares/ Par +	Value $ (000’s)
Communication Services (4.4%)
Advanced Info Service PCL - Foreign Shares	Thailand	741,000	4,594
carsales.com, Ltd.	Australia	188,876	2,812
Hellenic Telecommunications Organization SA	Greece	191,774	2,808
KDDI Corp.	Japan	222,500	6,871
NAVER Corp.	South Korea	15,197	2,392
NetEase, Inc., ADR	China	54,171	4,791
SEEK, Ltd.	Australia	123,283	1,992
SoftBank Group Corp.	Japan	97,700	3,846
Tencent Holdings, Ltd.	China	83,500	4,080

Total			34,186

Consumer Discretionary (11.0%)
Aristocrat Leisure, Ltd.	Australia	187,362	4,685
Bridgestone Corp.	Japan	109,300	4,440
Burberry Group PLC	United Kingdom	100,396	3,213
Cie Financiere Richemont SA	Switzerland	63,090	10,113
Compagnie Generale des Etablissements Michelin	France	150,925	4,620
Denso Corp.	Japan	39,300	2,219
Flutter Entertainment PLC *	Australia	17,128	3,114
Koito Manufacturing Co., Ltd.	Japan	271,300	5,139
LVMH Moet Hennessy Louis Vuitton SE	France	26,497	24,283
NIKE, Inc. - Class B	United States	32,985	4,045
Techtronic Industries Co., Ltd.	Hong Kong	572,000	6,245
Whitbread PLC	United Kingdom	92,337	3,411
Yamaha Corp.	Japan	80,900	3,122
Yum China Holdings, Inc.	China	79,647	5,049
ZOZO, Inc.	Japan	105,700	2,417

Total			86,115

Consumer Staples (8.5%)
British American Tobacco PLC	United Kingdom	263,267	9,226
Danone SA	France	85,409	5,310
Diageo PLC	United Kingdom	258,088	11,519
Kao Corp.	Japan	101,400	3,959
Kirin Holdings Co., Ltd.	Japan	278,100	4,401
Nestle SA	United States	186,086	22,717
Reckitt Benckiser Group PLC	United Kingdom	103,326	7,850
Sugi Holdings Co., Ltd.	Japan	39,500	1,699

Total			66,681

Energy (4.7%)
Eni SpA	Italy	507,954	7,115
Galp Energia SGPS SA	Portugal	582,961	6,614
Reliance Industries, Ltd.	India	131,629	3,742
TotalEnergies SE	France	224,217	13,230
Woodside Energy Group, Ltd.	Australia	291,815	6,575

Total			37,276

Common Stocks (98.5%)	Country	Shares/ Par +	Value $ (000’s)

Financials (19.0%)
AIA Group, Ltd.	Hong Kong	1,087,600	11,428
Aon PLC	United States	33,823	10,664
Bank of Ireland Group PLC	Ireland	191,095	1,934
Beazley PLC	United Kingdom	677,734	4,997
BNP Paribas SA	France	194,615	11,640
DBS Group Holdings, Ltd.	Singapore	230,700	5,733
Euronext NV	Netherlands	132,310	10,131
HDFC Bank, Ltd.	India	318,991	6,271
Hiscox, Ltd.	United Kingdom	332,818	4,562
Hong Kong Exchanges & Clearing, Ltd.	Hong Kong	168,500	7,479
Julius Baer Group, Ltd.	Switzerland	163,811	11,216
London Stock Exchange Group PLC	United Kingdom	114,564	11,134
Macquarie Group, Ltd.	Australia	56,383	6,642
Mitsubishi UFJ Financial Group, Inc.	Japan	924,000	5,929
NatWest Group PLC	United Kingdom	3,527,408	11,525
UBS Group AG	Switzerland	330,146	6,972
Visa, Inc. - Class A	United States	34,552	7,790
Willis Towers Watson PLC	United States	16,301	3,788
Zurich Insurance Group AG	Switzerland	18,835	9,012

Total			148,847

Health Care (12.6%)
Bayer AG	Germany	97,852	6,233
ConvaTec Group PLC	United Kingdom	1,477,686	4,171
Kyowa Kirin Co., Ltd.	Japan	357,400	7,797
Merck KGaA	Germany	40,325	7,497
Novo Nordisk A/S - Class B	Denmark	168,386	26,722
Qiagen NV *	United States	193,503	8,796
Roche Holding AG	United States	77,632	22,217
Sanofi	United States	59,427	6,472
Santen Pharmaceutical Co., Ltd.	Japan	564,000	4,812
Terumo Corp.	Japan	146,500	3,955

Total			98,672

Industrials (16.3%)
Cellnex Telecom SA	Spain	126,765	4,934
Daikin Industries, Ltd.	Japan	59,000	10,578
GEA Group AG	Germany	209,508	9,534
Hitachi, Ltd.	Japan	270,000	14,841
Kubota Corp.	Japan	334,300	5,064
Legrand SA	France	97,800	8,946
MTU Aero Engines AG	Germany	29,396	7,351
Persol Holdings Co., Ltd.	Japan	134,300	2,700
Ritchie Bros Auctioneers, Inc.	Canada	50,530	2,843
Ryanair Holdings PLC *	Ireland	37,155	3,503
Schindler Holding AG	Switzerland	21,923	4,850
Schneider Electric SE	United States	129,967	21,726
Secom Co., Ltd.	Japan	38,800	2,388
SMC Corp.	Japan	19,700	10,445
Thales SA	France	22,912	3,387
Toyota Industries Corp.	Japan	94,400	5,257

Research International Core Portfolio

Common Stocks (98.5%)	Country	Shares/ Par +	Value $ (000’s)
Industrials continued
The Weir Group PLC	United Kingdom	193,337	4,436
Wolters Kluwer NV	Netherlands	40,668	5,132

Total			127,915

Information Technology (8.6%)
Amadeus IT Group SA *	Spain	123,563	8,273
ASML Holding NV	Netherlands	5,153	3,521
Cadence Design Systems, Inc. *	United States	23,903	5,022
Constellation Software, Inc.	Canada	5,235	9,842
Fujitsu, Ltd.	Japan	76,400	10,327
Kyocera Corp.	Japan	100,400	5,237
Lumine Group, Inc. *	Canada	15,830	172
Nomura Research Institute, Ltd.	Japan	299,100	6,955
NXP Semiconductors NV	China	27,626	5,152
Samsung Electronics Co., Ltd.	South Korea	122,527	6,076
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	372,189	6,594

Total			67,171

Materials (9.0%)
Akzo Nobel NV	Netherlands	90,941	7,098
Croda International PLC	United Kingdom	89,329	7,175
Glencore PLC	Australia	1,712,388	9,850
Kansai Paint Co., Ltd.	Japan	168,200	2,276
Linde PLC	United States	65,276	22,932
Nitto Denko Corp.	Japan	94,600	6,113
Sika AG	Switzerland	28,012	7,863
Symrise AG	Germany	65,906	7,160

Total			70,467

Real Estate (1.3%)
ESR Cayman, Ltd.	China	1,399,000	2,500
Grand City Properties SA	Germany	259,473	1,839
LEG Immobilien SE	Germany	105,185	5,759

Total			10,098

Common Stocks (98.5%)	Country	Shares/ Par +	Value $ (000’s)

Utilities (3.1%)
APA Group	Australia	391,789	2,659
China Resources Gas Group, Ltd.	China	744,400	2,752
CLP Holdings, Ltd.	Hong Kong	440,500	3,184
E.ON SE	Germany	364,348	4,545
Iberdrola SA	Spain	734,677	9,151
Orsted A/S	Denmark	27,687	2,362

Total			24,653

Total Common Stocks (Cost: $664,563)			772,081

Warrants (0.0%)

Consumer Discretionary (0.0%)
Cie Financiere Richemont SA *	Switzerland	136,342	172

Total			172

Total Warrants (Cost: $–)			172

Short-Term Investments (1.0%)

US Government & Agencies (1.0%)
Federal Home Loan Mortgage Corp. 0.000%, 4/3/23	United States	8,123,000	8,123

Total			8,123

Total Short-Term Investments (Cost: $8,121)			8,123

Total Investments (99.5%) (Cost: $672,684)@			780,376

Other Assets, Less Liabilities (0.5%)			3,939

Net Assets (100.0%)			784,315

Investments by Country of Risk as a Percentage of Net Assets:
United States	18.4%
Japan	18.3%
United Kingdom	10.6%
France	9.1%
Germany	6.4%
Switzerland	6.3%
Other	30.4%

Total	99.5%

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At March 31, 2023, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $672,684 and the net unrealized appreciation of investments based on that cost was $107,692 which is comprised of $150,249 aggregate gross unrealized appreciation and $42,557 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Research International Core Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2023.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks
Communication Services	$4,791	$29,395	$—
Consumer Discretionary	9,094	77,021	—
Financials	22,242	126,605	—
Industrials	6,346	121,569	—
Information Technology	20,188	46,983	—
All Others	—	307,847	—
Short-Term Investments	—	8,123	—
Warrants	172	—	—

Total Assets:	$62,833	$717,543	$—

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
RUB	Russian Ruble
SAR	SAR
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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